United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: 11/30/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2012
Share Class	Ticker
A	LEIFX
B	LEIBX
C	LEICX
F	LFEIX
Institutional	LEISX

Federated Equity Income Fund, Inc.
Fund Established 1986

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2011 through November 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return1 based on net asset value for the 12-month reporting period ended November 30, 2012, was 12.75% for Class A Shares, 11.85% for Class B Shares, 11.83% for Class C Shares, 12.38% for Class F Shares and 12.74% for Institutional Shares. The Russell 1000® Value Index (R1000V),2 a broad-based securities market index, returned 17.45% during the reporting period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the R1000V.
The following discussion will focus on the performance of the Fund's Class A Shares. The 12.75% total return of the Class A Shares for the reporting period consisted of 9.35% in price appreciation and 3.40% in reinvested dividends.
MARKET OVERVIEW
During the 12-month reporting period, global equity markets experienced continued volatility similar to what was seen in 2011. In general, the first quarter of 2012 was characterized by improved equity markets, which were driven by better than expected U.S. economic indicators such as unemployment rate, retail sales, manufacturing data and an improvement in the housing market. However, during the second quarter of 2012, the factors that had aided the market in its first quarter rally began to reverse course. In the United States, economic data such as retail sales, nonfarm payroll growth, manufacturing activity and gross domestic product (GDP) were weaker than expected. Conditions abroad also added to the market's overall volatility. The continued European sovereign fiscal concerns, a threat of a sharp decline in the Chinese economy and an overall synchronized global slowdown all caused investor angst which impacted general market conditions negatively. By the third quarter, despite macroeconomic data continuing to remain weak in the United States and globally, the equity markets began a powerful rally when, primarily, U.S. and European Central Banks signaled additional measures to meet market and investor concerns. The rally continued into the fourth quarter, only to be stalled by discussions around the threat of the simultaneous spending cuts and tax increases in the U.S. that are slated to take place at the end of 2012 (i.e., the “fiscal cliff”), which created significant uncertainty for markets and investors heading into the New Year.
The S&P 500 Index3 returned 16.13% and the Nasdaq Composite Index4 returned 16.41% for the reporting period. In general, for the full fiscal year, value stocks outperformed growth stocks and defensive stocks outperformed cyclical stocks. The S&P 500 Index's performance in the Financials, Consumer Discretionary and Telecom Services sectors dominated weaker performance in the Energy, Utilities and Materials sectors.
Annual Shareholder Report

fUND PERFORMANCE
The Fund's investment strategy focused on stocks of dividend-paying companies5 with favorable valuations, strong balance sheets and improving business fundamentals in order to achieve the Fund's objective of providing above average income and capital appreciation. The Fund's portfolio managers focused on realization of the Fund's total return and income objectives by purchasing and holding income-producing equity securities with favorable valuation levels.
During the reporting period, the Fund underperformed the R1000V. Both sector allocation and stock selection negatively contributed to the overall performance of the Fund relative to the R1000V. Detracting from performance were overweights, relative to the R1000V (whose sector performance may vary from the S&P 500 sectors), in the Information Technology and Materials sectors as well as underweights in the Financials and Energy sectors. Overweight positions in the Consumer Discretionary and Industrials sectors and an underweight position in the Utilities and Consumer Staples sectors helped to enhance the Fund's performance during the reporting period. The Fund's stock selection in the Financials and Telecom Services sectors contributed negatively to Fund performance which was modestly offset by stock selection in the Utilities and Health Care sectors.
1	Includes the receipt by the Fund of a residual distribution from a regulatory settlement, this distribution contributed to the Fund's total return for the period by the following percentages: 0.40% for Class A Shares, 0.40% for Class B Shares, 0.40% for Class C Shares, 0.40% for Class F Shares and 0.36% for Institutional Shares. See the Notes to the enclosed financial statements for more information regarding this distribution.
2	The Russell 1000® Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged, and it is not possible to invest directly in an index.
3	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Nasdaq Composite Index is an index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq stock market. The index is unmanaged, and it is not possible to invest directly in an index.
5	There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend paying stocks.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Fund's Institutional Shares commenced operations on March 30, 2012. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that occurred during the period prior to the commencement of Institutional Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Equity Income Fund, Inc. (the “Fund”) from November 30, 2002 to November 30, 2012, compared to the Russell 1000® Value Index (R1000V).2
Average Annual Total Returns for the Period Ended 11/30/2012
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	6.56%	0.42%	5.88%
Class B Shares	6.35%	0.40%	5.81%
Class C Shares	10.83%	0.75%	5.65%
Class F Shares	10.25%	1.04%	6.08%
Institutional Shares	12.74%	1.56%	6.48%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–Class A Shares
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
Growth of a $10,000 Investment–Class b Shares
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.
Annual Shareholder Report

Growth of a $10,000 Investment–Class c Shares
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.
Growth of a $10,000 Investment–Class f Shares
■	Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge, as applicable.
Annual Shareholder Report

Growth of a $10,000 Investment–Institutional Shares
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date; for Class F Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and a contingent deferred sales charge of 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000V has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The R1000V is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2012, the Fund's sector composition1 was as follows:
Sector	Percentage of Total Net Assets
Financials	19.8%
Health Care	14.2%
Energy	13.0%
Industrials	12.6%
Consumer Discretionary	12.0%
Information Technology	9.0%
Consumer Staples	5.4%
Telecommunication Services	4.7%
Utilities	4.7%
Materials	3.6%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities—Net[3]	0.9%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2012
Shares		Value
	COMMON STOCKS—99.0%
	Consumer Discretionary—12.0%
219,620	Comcast Corp., Class A	$8,165,472
157,870	Gannett Co., Inc.	2,825,873
106,030	Home Depot, Inc.	6,899,372
96,440	Limited Brands, Inc.	5,029,346
142,505	Meredith Corp.	4,443,306
96,610	Omnicom Group, Inc.	4,805,381
143,025	Target Corp.	9,029,168
156,240	Time Warner, Inc.	7,390,152
129,615	Viacom, Inc., Class B	6,689,430
	TOTAL	55,277,500
	Consumer Staples—5.4%
126,370	Altria Group, Inc.	4,272,570
87,790	ConAgra Foods, Inc.	2,621,409
29,355	Lorillard, Inc.	3,556,652
32,135	PepsiCo, Inc.	2,256,198
56,735	Philip Morris International, Inc.	5,099,342
162,970	Reynolds American, Inc.	7,125,049
	TOTAL	24,931,220
	Energy—13.0%
49,047	Baytex Energy Corporation	2,177,453
121,870	Chevron Corp.	12,880,440
209,790	ConocoPhillips	11,945,443
56,305	Crescent Point Energy Corp.	2,211,162
54,600	EnCana Corp.	1,189,734
103,625	Exxon Mobil Corp.	9,133,507
38,575	Marathon Oil Corp.	1,190,039
96,185	Murphy Oil Corp.	5,457,537
125,820	Royal Dutch Shell PLC, Class A, ADR	8,426,165
81,475	Valero Energy Corp.	2,628,384
48,975	Vermilion Energy, Inc.	2,491,767
	TOTAL	59,731,631
	Financials—19.8%
130,458	Ace Ltd.	10,336,187
49,600	Aflac, Inc.	2,628,304
84,660	Allstate Corp.	3,427,037
Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Financials—continued
30,200	Assurant, Inc.	$1,033,142
70,980	BB&T Corp.	1,999,507
34,115	Chubb Corp.	2,626,514
81,740	Fifth Third Bancorp	1,196,674
320,685	Hartford Financial Services Group, Inc.	6,792,108
199,205	Hospitality Properties Trust	4,521,954
309,580	J.P. Morgan Chase & Co.	12,717,546
199,500	MetLife, Inc.	6,621,405
164,590	PNC Financial Services Group	9,240,083
48,875	Principal Financial Group, Inc.	1,326,956
26,625	Prudential Financial, Inc.	1,387,695
318,990	U.S. Bancorp	10,290,617
448,005	Wells Fargo & Co.	14,788,645
	TOTAL	90,934,374
	Health Care—14.2%
67,050	Abbott Laboratories	4,358,250
33,750	Amgen, Inc.	2,997,000
77,585	Baxter International, Inc.	5,141,558
220,668	Bristol-Myers Squibb Co.	7,200,397
47,150	Eli Lilly & Co.	2,312,236
75,965	GlaxoSmithKline PLC, ADR	3,267,255
138,895	Johnson & Johnson	9,685,148
30,510	Medtronic, Inc.	1,284,776
310,665	Merck & Co., Inc.	13,762,459
516,025	Pfizer, Inc.	12,910,945
27,800	St. Jude Medical, Inc.	952,984
35,590	Teva Pharmaceutical Industries Ltd., ADR	1,436,057
	TOTAL	65,309,065
	Industrials—12.6%
25,300	3M Co.	2,301,035
44,675	Deere & Co.	3,754,934
83,200	Deluxe Corp.	2,396,160
947,785	General Electric Co.	20,026,697
58,760	Honeywell International, Inc.	3,603,751
97,205	Ingersoll-Rand PLC, Class A	4,741,660
54,169	Pentair, Ltd.	2,626,655
81,625	Raytheon Co.	4,663,236
84,000	Tyco International Ltd.	2,383,080
Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Industrials—continued
43,040	Union Pacific Corp.	$5,284,451
87,305	United Parcel Service, Inc.	6,382,868
	TOTAL	58,164,527
	Information Technology—9.0%
8,255	Apple, Inc.	4,831,486
26,435	Harris Corp.	1,245,882
61,550	IBM Corp.	11,698,808
108,455	Intel Corp.	2,122,464
138,830	Jabil Circuit, Inc.	2,637,770
129,540	KLA-Tencor Corp.	5,890,184
122,225	Microsoft Corp.	3,253,629
45,900	Molex, Inc.	1,210,842
110,655	Motorola, Inc.	6,025,165
97,300	SAIC, Inc.	1,121,869
46,985	Seagate Technology, Inc.	1,179,324
	TOTAL	41,217,423
	Materials—3.6%
43,650	LyondellBasell Industries NV	2,170,714
64,825	PPG Industries, Inc.	8,055,803
66,100	Rexam PLC, ADR	2,321,432
162,900	Worthington Industries, Inc.	3,837,924
	TOTAL	16,385,873
	Telecommunication Services—4.7%
223,780	AT&T, Inc.	7,637,612
59,600	CenturyLink, Inc.	2,314,864
481,800	Frontier Communications Corp.	2,317,458
77,320	Verizon Communications, Inc.	3,411,358
237,375	Vodafone Group PLC, ADR	6,124,275
	TOTAL	21,805,567
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Utilities—4.7%
66,225		Ameren Corp.	$1,984,763
60,945		DTE Energy Co.	3,692,048
190,300		Huaneng Power International, Inc., Class N, ADR	6,487,327
105,635		National Grid PLC, ADR	5,983,167
23,510		Pinnacle West Capital Corp.	1,209,825
96,225		SSE PLC, ADR	2,225,684
		TOTAL	21,582,814
		TOTAL COMMON STOCKS (IDENTIFIED COST $378,365,524)	455,339,994
		MUTUAL FUND—0.1%
592,112	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15% (AT NET ASSET VALUE)	592,112
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $378,957,636)[3]	455,932,106
		OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	3,917,389
		TOTAL NET ASSETS—100%	$459,849,495
1	Affiliated holding.
2	7-Day net yield.
3	The cost for federal tax purposes amounts to $381,473,931.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.54	$15.95	$15.70	$13.94	$21.38
Income From Investment Operations:
Net investment income	0.57[1]	0.52[1]	0.45[1]	0.47[1]	0.54
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	1.58	1.58	0.28	1.74	(6.76)
TOTAL FROM INVESTMENT OPERATIONS	2.15	2.10	0.73	2.21	(6.22)
Less Distributions:
Distributions from net investment income	(0.58)	(0.51)	(0.48)	(0.45)	(0.58)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.64)
Return of capital[2]	—	—	—	—	(0.01)[1]
TOTAL DISTRIBUTIONS	(0.58)	(0.51)	(0.48)	(0.45)	(1.23)
Regulatory Settlement Proceeds	0.07[3]	—	—	—	0.01[3]
Net Asset Value, End of Period	$19.18	$17.54	$15.95	$15.70	$13.94
Total Return[4]	12.75%[3]	13.28%	4.80%	16.31%	(30.59)%[3]
Ratios to Average Net Assets:
Net expenses	1.13%	1.13%[5]	1.13%[5]	1.13%[5]	1.13%[5]
Net investment income	3.03%	2.98%	2.87%	3.39%	2.91%
Expense waiver/reimbursement[6]	0.04%	0.09%	0.10%	0.14%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$359,348	$344,681	$351,449	$458,581	$479,742
Portfolio turnover	84%	123%	109%	118%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended November 30, 2008, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.13%, 1.12%, 1.09%, and 1.12%, for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.52	$15.93	$15.68	$13.92	$21.35
Income From Investment Operations:
Net investment income	0.43[1]	0.37[1]	0.32[1]	0.35[1]	0.42
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	1.56	1.59	0.29	1.74	(6.77)
TOTAL FROM INVESTMENT OPERATIONS	1.99	1.96	0.61	2.09	(6.35)
Less Distributions:
Distributions from net investment income	(0.43)	(0.37)	(0.36)	(0.33)	(0.44)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.64)
Return of capital[2]	—	—	—	—	(0.01)[1]
TOTAL DISTRIBUTIONS	(0.43)	(0.37)	(0.36)	(0.33)	(1.09)
Regulatory Settlement Proceeds	0.07[3]	—	—	—	0.01[3]
Net Asset Value, End of Period	$19.15	$17.52	$15.93	$15.68	$13.92
Total Return[4]	11.85%[3]	12.37%	3.97%	15.34%	(31.14)%[3]
Ratios to Average Net Assets:
Net expenses	1.91%	1.96%[5]	1.96%[5]	1.98%[5]	1.90%[5]
Net investment income	2.27%	2.14%	2.04%	2.54%	2.09%
Expense waiver/reimbursement[6]	0.02%	0.01%	0.02%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,003	$24,097	$27,521	$37,337	$59,106
Portfolio turnover	84%	123%	109%	118%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended November 30, 2008, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.94%, and 1.89%, for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.54	$15.95	$15.70	$13.93	$21.37
Income From Investment Operations:
Net investment income	0.43[1]	0.38[1]	0.33[1]	0.35[1]	0.39
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	1.56	1.58	0.28	1.75	(6.75)
TOTAL FROM INVESTMENT OPERATIONS	1.99	1.96	0.61	2.10	(6.36)
Less Distributions:
Distributions from net investment income	(0.43)	(0.37)	(0.36)	(0.33)	(0.44)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.64)
Return of capital[2]	—	—	—	—	(0.01)[1]
TOTAL DISTRIBUTIONS	(0.43)	(0.37)	(0.36)	(0.33)	(1.09)
Regulatory Settlement Proceeds	0.07[3]	—	—	—	0.01[3]
Net Asset Value, End of Period	$19.17	$17.54	$15.95	$15.70	$13.93
Total Return[4]	11.83%[3]	12.35%	3.97%	15.41%	(31.15)%[3]
Ratios to Average Net Assets:
Net expenses	1.91%	1.96%[5]	1.96%[5]	1.98%[5]	1.89%[5]
Net investment income	2.28%	2.15%	2.08%	2.54%	2.14%
Expense waiver/reimbursement[6]	0.02%	0.01%	0.02%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,707	$33,111	$33,660	$37,621	$37,333
Portfolio turnover	84%	123%	109%	118%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended November 30, 2008, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05%, on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.94%, and 1.88%, for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.56	$15.96	$15.71	$13.95	$21.39
Income From Investment Operations:
Net investment income	0.52[1]	0.47[1]	0.41[1]	0.42[1]	0.49
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	1.56	1.59	0.27	1.74	(6.75)
TOTAL FROM INVESTMENT OPERATIONS	2.08	2.06	0.68	2.16	(6.26)
Less Distributions:
Distributions from net investment income	(0.52)	(0.46)	(0.43)	(0.40)	(0.54)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.64)
Return of capital[2]	—	—	—	—	(0.01)[1]
TOTAL DISTRIBUTIONS	(0.52)	(0.46)	(0.43)	(0.40)	(1.19)
Regulatory Settlement Proceeds	0.07[3]	—	—	—	0.01[3]
Net Asset Value, End of Period	$19.19	$17.56	$15.96	$15.71	$13.95
Total Return[4]	12.38%[3]	12.97%	4.45%	15.90%	(30.76)%[3]
Ratios to Average Net Assets:
Net expenses	1.41%	1.46%[5]	1.46%[5]	1.48%[5]	1.39%[5]
Net investment income	2.78%	2.67%	2.58%	3.04%	2.65%
Expense waiver/reimbursement[6]	0.02%	0.01%	0.02%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,622	$23,396	$22,586	$24,172	$22,615
Portfolio turnover	84%	123%	109%	118%	121%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended November 30, 2008, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.45%, 1.45%, 1.44%, and 1.38%, for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended November 30	2012[1]
Net Asset Value, Beginning of Period	$19.38
Income From Investment Operations:
Net investment income	0.45[2]
Net realized and unrealized loss on investments and foreign currency transactions	(0.28)
TOTAL FROM INVESTMENT OPERATIONS	0.17
Less Distributions:
Distributions from net investment income	(0.44)
Regulatory Settlement Proceeds	0.07[3]
Net Asset Value, End of Period	$19.18
Total Return[4]	1.29%[3]
Ratios to Average Net Assets:
Net expenses	0.89%[5]
Net investment income	3.57%[5]
Expense waiver/reimbursement[6]	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,169
Portfolio turnover	84%[7]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share number has been calculated using the average shares method.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.36% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2012
Assets:
Total investment in securities, at value including $592,112 of investment in an affiliated holding (Note 5) (identified cost $378,957,636)		$455,932,106
Cash		776,033
Cash denominated in foreign currencies (identified cost $52)		51
Income receivable		2,749,540
Receivable for investments sold		1,556,143
Receivable for shares sold		532,809
TOTAL ASSETS		461,546,682
Liabilities:
Payable for investments purchased	$776,033
Payable for shares redeemed	569,039
Payable to adviser (Note 5)	1,434
Payable for transfer and dividend disbursing agent fees and expenses	123,798
Payable for Directors'/Trustees' fees	175
Payable for auditing fees	26,400
Payable for distribution services fee (Note 5)	45,728
Payable for shareholder services fee (Note 5)	93,808
Accrued expenses	60,772
TOTAL LIABILITIES		1,697,187
Net assets for 23,975,429 shares outstanding		$459,849,495
Net Assets Consist of:
Paid-in capital		$528,215,128
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		76,974,364
Accumulated net realized loss on investments and foreign currency transactions		(145,646,374)
Undistributed net investment income		306,377
TOTAL NET ASSETS		$459,849,495
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($359,347,793 ÷ 18,733,803 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$19.18
Offering price per share (100/94.50 of $19.18)	$20.30
Redemption proceeds per share	$19.18
Class B Shares:
Net asset value per share ($27,003,473 ÷ 1,409,890 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$19.15
Offering price per share	$19.15
Redemption proceeds per share (94.50/100 of $19.15)	$18.10
Class C Shares:
Net asset value per share ($39,707,384 ÷ 2,071,037 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$19.17
Offering price per share	$19.17
Redemption proceeds per share (99.00/100 of $19.17)	$18.98
Class F Shares:
Net asset value per share ($26,621,684 ÷ 1,386,915 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$19.19
Offering price per share (100/99.00 of $19.19)	$19.38
Redemption proceeds per share (99.00/100 of $19.19)	$19.00
Institutional Shares:
Net asset value per share ($7,169,161 ÷ 373,784 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$19.18
Offering price per share	$19.18
Redemption proceeds per share	$19.18
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2012
Investment Income:
Dividends (including $34,968 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $290,077)			$19,042,021
Expenses:
Investment adviser fee (Note 5)		$2,738,465
Administrative fee (Note 5)		356,081
Custodian fees		23,200
Transfer and dividend disbursing agent fees and expenses		737,794
Directors'/Trustees' fees		8,752
Auditing fees		27,400
Legal fees		22,211
Portfolio accounting fees		132,768
Distribution services fee (Note 5)		548,779
Shareholder services fee (Note 5)		1,120,154
Account administration fee (Note 2)		7,166
Share registration costs		79,195
Printing and postage		74,426
Insurance premiums		4,111
Taxes		13,345
Miscellaneous		13,720
TOTAL EXPENSES		5,907,567
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(82,928)
Waiver of administrative fee	(6,425)
Reimbursement of shareholder services fee	(76,319)
TOTAL WAIVERS AND REIMBURSEMENTS		(165,672)
Net expenses			5,741,895
Net investment income			13,300,126
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			40,403
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			37,901,060
Net realized and unrealized gain on investments and foreign currency transactions			37,941,463
Change in net assets resulting from operations			$51,241,589
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,300,126	$12,708,119
Net realized gain on investments and foreign currency transactions	40,403	48,504,010
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	37,901,060	(5,434,999)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	51,241,589	55,777,130
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,060,140)	(10,543,188)
Class B Shares	(610,504)	(566,298)
Class C Shares	(872,493)	(730,148)
Class F Shares	(713,075)	(633,967)
Institutional Shares	(104,322)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,360,534)	(12,473,601)
Share Transactions:
Proceeds from sale of shares	68,852,506	39,367,647
Net asset value of shares issued to shareholders in payment of distributions declared	12,100,483	11,159,998
Cost of shares redeemed	(85,938,291)	(103,762,629)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,985,302)	(53,234,984)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	1,668,448	—
Change in net assets	34,564,201	(9,931,455)
Net Assets:
Beginning of period	425,285,294	435,216,749
End of period (including undistributed net investment income of $306,377 and $552,289, respectively)	$459,849,495	$425,285,294
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2012
1. ORGANIZATION
Federated Equity Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide above average income and capital appreciation.
Effective March 30, 2012, the Fund began offering Institutional Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended November 30, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$6,961
Class C Shares	205
TOTAL	$7,166
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At November 30, 2012, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $2,816. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2012, the Fund had no outstanding option contracts.
The average notional amount of purchased call options held by the Fund throughout the period was $1,229. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Options Purchased
Foreign exchange contracts	$(690,547)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Options Purchased
Foreign exchange contracts	$674,567
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended November 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,017,349	$38,125,982	1,501,125	$26,203,207
Shares issued to shareholders in payment of distributions declared	537,237	10,065,366	549,072	9,479,858
Shares redeemed	(3,467,316)	(65,289,080)	(4,434,452)	(77,498,775)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(912,730)	$(17,097,732)	(2,384,255)	$(41,815,710)
Year Ended November 30	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	536,460	$10,035,016	331,663	$5,779,461
Shares issued to shareholders in payment of distributions declared	30,050	561,424	30,641	527,852
Shares redeemed	(532,065)	(9,987,566)	(714,515)	(12,394,712)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	34,445	$608,874	(352,211)	$(6,087,399)
Annual Shareholder Report

Year Ended November 30	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	506,844	$9,511,260	274,963	$4,761,100
Shares issued to shareholders in payment of distributions declared	39,799	744,943	35,239	606,668
Shares redeemed	(363,738)	(6,865,289)	(533,052)	(9,271,879)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	182,905	$3,390,914	(222,850)	$(3,904,111)
Year Ended November 30	2012		2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	203,665	$3,854,042	149,739	$2,623,879
Shares issued to shareholders in payment of distributions declared	33,533	628,748	31,601	545,620
Shares redeemed	(182,967)	(3,433,421)	(263,583)	(4,597,263)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	54,231	$1,049,369	(82,243)	$(1,427,764)
	Period Ended 11/30/2012[1]		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Share Sold	387,240	$7,326,206	—	$—
Shares issued to shareholders in payment of distributions declared	5,273	100,002	—	—
Shares redeemed	(18,729)	(362,935)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	373,784	$7,063,273	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(267,365)	$(4,985,302)	(3,041,559)	$(53,234,984)
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and regulatory settlement proceeds.
For the year ended November 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,669,362)	$(185,504)	$1,854,866
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$13,360,534	$12,473,601
As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$306,377
Net unrealized appreciation	$74,458,069
Capital loss carryforwards	$(143,130,079)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At November 30, 2012, the cost of investments for federal tax purposes was $381,473,931. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $74,458,175. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $77,335,522 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,877,347.
Annual Shareholder Report

At November 30, 2012, the Fund had a capital loss carryforward of $143,130,079 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$34,495,173	NA	$34,495,173
2017	$108,634,906	NA	$108,634,906
The Fund used capital loss carryforwards of $2,520,246 to offset taxable capital gains realized during the year ended November 30, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, the Adviser voluntarily waived $62,792 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, FAS waived $6,425 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$199,534
Class C Shares	285,313
Class F Shares	63,932
TOTAL	$548,779
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2012, FSC retained $142,211 of fees paid by the Fund. For the year ended November 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2012, FSC retained $42,480 in sales charges from the sale of Class A Shares. FSC also retained $29,847 of CDSC relating to redemptions of Class B Shares, $4,933 relating to redemptions of Class C Shares and $3,859 relating to redemptions of Class F Shares.
Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended November 30, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$895,173	$(76,319)
Class B Shares	66,511	—
Class C Shares	94,899	—
Class F Shares	63,571	—
TOTAL	$1,120,154	$(76,319)
For the year ended November 30, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.13%, 1.89%, 1.89%, 1.39% and 0.89% (the “Fee Limit” ), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.
Interfund Transactions
During the year ended November 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $2,108,532, respectively.
Annual Shareholder Report

General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2012, the Adviser reimbursed $20,136. Transactions involving the affiliated holding during the year ended November 30, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2011	2,346,999
Purchases/Additions	165,957,482
Sales/Reductions	167,712,369
Balance of Shares Held 11/30/2012	592,112
Value	$592,112
Dividend Income	$34,968
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2012, were as follows:
Purchases	$368,716,106
Sales	$374,455,457
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the program was not utilized.
Annual Shareholder Report

9. REGULATORY SETTLEMENT PROCEEDS
On June 12, 2012, the SEC approved the distribution of $1,668,448 to the Fund, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. This distribution was recorded as an increase to paid-in capital.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2012, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2012, 95.6% qualify for the dividend received deduction available to corporate shareholders.
11. SUBSEQUENT EVENTS
On December 13, 2012, the Directors approved the reorganization of Federated Capital Appreciation Fund (Capital Appreciation Fund) into the Fund. To facilitate the reorganization, the Directors also approved the addition of an R Share class to the Fund. Assuming Capital Appreciation Fund shareholder approval is obtained, the transfer of assets from Capital Appreciation Fund into the Fund is expected to occur after the close of business on or about March 22, 2013.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF Federated equity income fund, inc.:
We have audited the accompanying statement of assets and liabilities of Federated Equity Income Fund, Inc. (the “Fund”), including the portfolio of investments, as of November 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Equity Income Fund, Inc., at November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,086.50	$5.89
Class B Shares	$1,000	$1,082.50	$9.84
Class C Shares	$1,000	$1,082.40	$9.89
Class F Shares	$1,000	$1,085.00	$7.25
Institutional Shares	$1,000	$1,088.30	$4.65
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.35	$5.70
Class B Shares	$1,000	$1,015.55	$9.52
Class C Shares	$1,000	$1,015.50	$9.57
Class F Shares	$1,000	$1,018.05	$7.01
Institutional Shares	$1,000	$1,020.55	$4.50
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.13%
Class B Shares	1.89%
Class C Shares	1.90%
Class F Shares	1.39%
Institutional Shares	0.89%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “ Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Corporation comprised one portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: June 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: June 1986	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.; Associate General Secretary of the Diocese of Pittsburgh.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Officer since: May 2004 Portfolio Manager since: October 2002	Principal Occupations: John L. Nichol has been the Fund's Portfolio Manager since October 2002. He is Vice President of the Trust with respect to the Fund. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol has received the Chartered Financial Analyst designation. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Equity Income Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year and five-year period were above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
Annual Shareholder Report

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Equity Income Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313915100
CUSIP 313915209
CUSIP 313915308
CUSIP 313915407
CUSIP 313915506
8042506 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item: Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $26,400

Fiscal year ended 2011 - $26,400

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $36

Fiscal year ended 2011 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,437 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $12,170 and $22,852 respectively. Fiscal year ended 2012 – Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2011 – Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $249,666

Fiscal year ended 2011 - $293,043

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013